Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Brokered deposits	$ 0	$ 0
Overdraft demand deposits reclassified to loans	$ 48,107	$ 23,733